Revolving Credit Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revolving Credit Agreement [Abstract]
REVOLVING CREDIT AGREEMENT

NOTE 18 — REVOLVING CREDIT AGREEMENT

On February 21, 2025, Webull Financial LLC (“Webull Financial”), our US broker dealer subsidiary, terminated the revolving credit agreement it entered into with a national bank on September 6, 2024. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated revolving credit agreement with multiple national banks (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 7.06% as of June 30, 2025. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit. As of June 30, we had no outstanding principal balance.

The Syndicated Loan provides the administrative agent, which is one of the national banks participating in the syndicated revolving credit agreement, a continuing lien on and security interest in certain of Webull Financial’s bank accounts held for the benefit of its customers. The Syndicated Loan also contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.

As of June 30, 2025, the Company was in compliance with the Syndicated Loan’s financial covenants.

NOTE 14 — REVOLVING CREDIT AGREEMENT

On September 6, 2024, Webull Financial LLC, our U.S. broker dealer subsidiary (“Webull Financial”), as borrower, and Webull Corporation, as guarantor, entered into a revolving credit agreement with a national bank (the “Revolving Loan”). The Revolving Loan provides for loans up to an aggregate principal amount of $75,000,000. The Revolving Loan’s outstanding principal is prepayable in whole or in part and any outstanding principal matures on September 5, 2025.

The Revolving Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.94% as of December 31, 2024. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit. During the year ended December 31, 2024, we incurred a total of $122,778 in commitment fees, which were recorded as interest expense. As of December 31, 2024, we had no outstanding principal balance under the Revolving Loan.

The Revolving Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $110,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a total assets to total regulatory capital ratio of not more than 8.0 to 1.0. As of December 31, 2024, Webull Financial was in compliance with the Revolving Loan’s financial covenants.